Note 4(b) - Vessels, Net - Delivery of Vessels (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Yard Installments	$ 184,366	$ 29,994
Capitalized Expenses	4,854	2,096
Final Carrying Amount	189,220	32,090
M/T Eco Palm Desert [Member]
Yard Installments		29,994
Capitalized Expenses		2,096
Final Carrying Amount		$ 32,090
M/T Eco California [Member]
Yard Installments	34,313
Capitalized Expenses	1,270
Final Carrying Amount	35,583
M/T Eco Marina Del Ray [Member]
Yard Installments	35,787
Capitalized Expenses	1,066
Final Carrying Amount	36,853
M/T Eco Bel Air [Member]
Yard Installments	57,133
Capitalized Expenses	1,209
Final Carrying Amount	58,342
M/T Eco Beverly Hills [Member]
Yard Installments	57,133
Capitalized Expenses	1,309
Final Carrying Amount	$ 58,442